Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(2,955)
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Non-vested, beginning balance	82,666
Granted, Shares	0
Vested, Shares	(49,333)	[1]
Number of Shares, Non-vested, ending balance	33,333	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Non-vested, beginning balance	$ 12.33
Granted, Weighted Average Grant Date Fair Value	$ 0.00
Vested, Weighted Average Grant Date Fair Value	$ 12.00	[1]
Weighted Average Grant Date Fair Value, Non-vested, ending balance	$ 12.81	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Non-vested, beginning balance	1,107,023
Granted, Shares	731,128
Vested, Shares	(416,769)	[3]
Canceled, Shares	(375)
Number of Shares, Non-vested, ending balance	1,421,007	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Non-vested, beginning balance	$ 15.55
Granted, Weighted Average Grant Date Fair Value	$ 17.93
Vested, Weighted Average Grant Date Fair Value	$ 15.39	[3]
Canceled, Weighted Average Grant Date Fair Value	$ 0.00
Weighted Average Grant Date Fair Value, Non-vested, ending balance	$ 16.82	[4]

[1]	The total fair value of shares that vested during the years ended December 31, 2013, 2012 and 2011 was $592, $1,189 and $663, respectively.
[2]	As of December 31, 2013, there was $7 of unrecognized compensation cost related to restricted stock net of estimated forfeitures, which is expected to be recognized over a weighted average period of 0.1 years.
[3]	The total fair value of RSUs/PSUs that vested and converted to common stock during the years ended December 31, 2013, 2012 and 2011 was $6,415, $2,656 and $62, respectively.
[4]	As of December 31, 2013, there was $6,159 of unrecognized compensation cost related to RSUs/PSUs net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.8 years.